united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 2/28

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

SEMI-ANNUAL REPORT
August 31, 2023

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

August 31, 2023

Dear Fellow Shareholder:

We are pleased to provide you with this semiannual report on the economy, capital markets as well as performance of the Easterly Snow Capital Long/Short and Small Cap Value mutual funds. This report covers the semiannual period from February 28, 2023 through August 31, 2023. During the period, the Easterly Small Cap Value Fund (SNWIX) had a return of 5.8%, compared to a return of -2.0% for the Russell 2000 Value Index. For the same six-month period, the Long/Short Opportunity Fund (SNOIX) had a total return of 1.3%, compared to a return of 4.0% for the Russell 3000 Value Index.

Most major indexes posted positive results for the period. The market advance came amid moderating inflation and signs that the US economy remains resilient in spite of higher interest rates. The drivers of performance diverged significantly as large cap performed meaningfully better than small cap. Across the market cap spectrum, the growth style of investing outpaced value.

With the tailwind of lofty market returns through the last six-months, investors have embraced the idea of a soft economic landing, peak rates and disinflation, thereby pushing the bulls to bears ratio ever wider. Further supporting this argument, employment remains robust, with wage increases now offsetting the impact of higher inflation. Consumer balance sheets also remain healthy, with adequate cash resources and benign credit. While retailers are reporting a shift in spending from discretionary items to essentials, travel and entertainment show no signs of abating. Housing continues to be stronger than feared, driven by strong homebuyer balance sheets, new household formation and the fear of missing out.

Supply chain constraints, such as astronomical shipping costs and widespread scarcity of raw materials, have waned. Continued year-over-year improvement should drive higher margins if revenues can remain flat or better. Bloated inventories across many sectors have improved, especially in retail and semiconductors, two industries that were most affected by supply chain inefficiency. Headwinds in the financial sector persist after confidence was shaken in the spring with several bank failures. While lending standards have tightened, capital for borrowers is still available despite credit losses gradually normalizing.

From an asset class perspective, valuations of small versus large continue to remain near multi-decade lows, which we believe suggests a more favorable setup for small caps relative to large caps in the months ahead. Taken together, our funds have outpaced their indexes over full market cycles due to the consistent application of our investment approach. As such, we continue to hold companies with compelling business fundamentals, durable competitive advantages and recurring revenue streams that are generating strong cash flows to fund future growth. We also favor effective management teams, that have the right balance of strategic vision, financial discipline and capital allocation skills.

Looking ahead we expect more of the same on the economy and markets — a moderating rate of growth, but still in expansion. Corporate earnings may remain stagnant, though dispersion could become quite extreme as some companies will be better at increasing margins and reducing costs. Given the solid gains in capital asset prices during the past six-months, we believe investment results for the broad markets will be more muted in the quarters ahead. Variables including inflation, the

20231027-3198604

specter of a recession and Fed action will keep volatility levels elevated and pressure capital asset prices.

In closing, we remain dedicated to delivering strong long-term performance and transparent communications to our investors. Thank you for your confidence and commitment in Easterly Investment Partners. As always, we welcome your comments and questions.

Investors should consider the investment objectives, risks, charges and expenses of the Easterly Funds carefully. This and other information about the Easterly Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call 888.814.8180. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

Russell 3000 Value Index measures the performance of the small-cap value segment of the US equity universe. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Fund holdings are subject to change and should not be considered to be investment advice. Any statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy.

Easterly Funds, LLC serves as the Adviser to the Easterly Fund family of mutual funds and related portfolios. Easterly Funds, LLC is registered as investment advisers with the SEC. Effective 10/2/2023, the Easterly mutual funds are distributed by Easterly Securities, LLC. Although Easterly Funds, LLC is a registered investment adviser, registration itself does not imply and should not be interpreted to imply any particular level of skill or training.

20231027-3198604

Easterly Snow Small Cap Value Fund
PORTFOLIO REVIEW (Unaudited)
August 31, 2023

The Fund’s performance figures* for each of the periods ended August 31, 2023 compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month	1 Year Return	5 Year Return	10 Year Return	Since Inception*	Since Inception**
Class I	5..77%	17.40%	7.17%	6.93%	9.53%	N/A
Class A	5.66%	17.12%	6.91%	6.66%	9.26%	N/A
Class A with load	(0.42)%	10.38%	5.65%	6.03%	8.75%	N/A
Class C	5.25%	16.25%	6.11%	5.87%	8.45%	N/A
Class R6	5.77%	17.40%	N/A	N/A	N/A	1.66%
Russell 2000® Value Total Return Index(a)	(1.94)%	2.17%	3.18%	7.36%	8.59%	(7.57)%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated July 1, 2023, is 2.20%, 2.45%, 3.20% and 2.20% for the I, A, C and R6 Classes, respectively.

(a)	The Russell 2000® Value Total Return Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small- cap opportunity set.

*	Inception date for Class I, A and C is November 30, 2010.

**	Inception date for Class R6 is November 4, 2021.

Top 10 Holdings by Industry	% of Net Assets
Banking	16.0%
Insurance	11.6%
Commercial Support Services	10.7%
Leisure Facilities & Services	9.6%
Oil & Gas Producers	9.5%
Semiconductors	8.3%
Steel	3.5%
Food	3.4%
Automotive	3.3%
Technology Hardware	2.9%
Other/Cash & Equivalents	21.2%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Snow Long/Short Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
August 31, 2023

The Fund’s performance figures* for each of the periods ended August 31, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month	1 Year Return	5 Year Return	10 Year Return	Since Inception*	Since Inception**
Class I	1.28%	9.28%	7.09%	6.31%	5.89%	N/A
Class A	1.16%	8.99%	6.82%	6.04%	5.63%	N/A
Class A with load	(4.65)%	2.72%	5.57%	5.42%	5.27%	N/A
Class C	0.76%	8.20%	6.04%	5.26%	4.87%	N/A
Class R6	1.28%	9.28%	N/A	N/A	N/A	1.88%
Russell 3000® Value Total Return Index(a)	3.97%	8.21%	6.83%	9.02%	6.98%	(0.74)%
70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index(b)	3.61%	7.42%	5.69%	6.85%	5.54%	0.58%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated July 1, 2023, is 1.36%, 1.61%, 2.35% and 1.36% for the I, A, C and R6 Classes, respectively.

(a)	The Russell 3000® Value Total Return Index measures the performance of the largest 3,000 US companies representing approximately 97% of the investable US equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

(b)	The 70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index consists of 70% Russell 3000® Value Total Return Index and 30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index. The Russell 3000® Value Total Return Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® companies with lower price-to- book ratios and lower forecasted growth values. The ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

*	Inception date for Class I, A and C is April 28, 2006.

**	Inception date for Class R6 is November 4, 2021.

Top 10 Holdings by Industry	% of Net Assets
Oil & Gas Producers	13.8%
Biotech & Pharma	12.3%
Banking	11.3%
Insurance	6.2%
Semiconductors	5.2%
Technology Hardware	5.0%
Metals & Mining	3.8%
Industrial Support Services	3.1%
Steel	2.8%
Home Construction	2.5%
Other/Cash & Equivalents	34.0%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.2%
	APPAREL & TEXTILE PRODUCTS - 1.0%
3,165	Carter’s, Inc.	$226,519

	AUTOMOTIVE - 3.3%
15,794	Modine Manufacturing Company(a)	751,636

	BANKING - 16.0%
28,976	Columbia Banking System, Inc.	593,428
8,261	Comerica, Inc.	397,437
32,292	First Commonwealth Financial Corporation	422,056
36,644	FNB Corporation	426,170
47,954	KeyCorporation	543,319
3,813	OFG Bancorp	115,000
34,000	Old National Bancorp	518,840
16,407	Zions Bancorp NA	582,449
		3,598,699
	BIOTECH & PHARMA - 1.7%
16,112	Collegium Pharmaceutical, Inc.(a)	377,343

	COMMERCIAL SUPPORT SERVICES - 10.7%
18,684	ABM Industries, Inc.	848,627
8,558	AMN Healthcare Services, Inc.(a)	756,356
31,032	Cross Country Healthcare, Inc.(a)	799,384
		2,404,367
	CONSUMER SERVICES - 0.7%
1,796	Medifast, Inc.	151,475

	FOOD - 3.4%
30,701	Pilgrim’s Pride Corporation(a)	772,437

	HOME & OFFICE PRODUCTS - 1.8%
75,000	ACCO Brands Corporation	399,750

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.8%
1,095	WESCO International, Inc.	$177,226

	INSURANCE - 11.6%
12,385	American Equity Investment Life Holding Company	664,827
38,390	CNO Financial Group, Inc.	898,326
9,844	Jackson Financial, Inc., Class A	370,134
26,070	Lincoln National Corporation	668,956
		2,602,243
	LEISURE FACILITIES & SERVICES - 9.6%
27,348	Bloomin’ Brands, Inc.	767,385
21,344	Brinker International, Inc.(a)	698,589
42,500	Cinemark Holdings, Inc.(a)	691,900
		2,157,874
	MACHINERY - 1.9%
4,005	Kennametal, Inc.	106,012
5,157	Terex Corporation	312,566
		418,578
	MEDICAL EQUIPMENT & DEVICES - 2.6%
13,730	Integra LifeSciences Holdings Corporation(a)	584,074

	OIL & GAS PRODUCERS - 9.5%
7,033	CNX Resources Corporation(a)	157,188
24,447	Crescent Point Energy Corporation	200,954
32,699	Delek US Holdings, Inc.	841,999
4,308	HF Sinclair Corporation	237,328
103,599	Southwestern Energy Company(a)	702,401
		2,139,870
	REITS - 1.6%
14,942	Highwoods Properties, Inc.	356,068

	RETAIL - DISCRETIONARY - 2.7%
1,615	Advance Auto Parts, Inc.	111,144
15,094	Urban Outfitters, Inc.(a)	501,272
		612,416

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	SEMICONDUCTORS - 8.3%
1,609	Diodes, Inc.(a)	$131,697
40,271	Photronics, Inc.(a)	956,839
14,296	Silicon Motion Technology Corporation - ADR	776,416
		1,864,952
	SOFTWARE - 0.6%
2,100	Ziff Davis, Inc.(a)	139,965

	STEEL - 3.5%
14,092	Commercial Metals Company	793,239

	TECHNOLOGY HARDWARE - 2.9%
1,956	Clearfield, Inc.(a)	68,753
2,155	Super Micro Computer, Inc.(a)	592,798
		661,551

	TOTAL COMMON STOCKS (Cost $18,175,902)	21,190,282

	TOTAL INVESTMENTS - 94.2% (Cost $18,175,902)	$21,190,282
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.8%	1,316,968
	NET ASSETS - 100.0%	$22,507,250

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 86.6%
	AEROSPACE & DEFENSE - 1.4%
2,965	Lockheed Martin Corporation	$1,329,358

	APPAREL & TEXTILE PRODUCTS - 2.2%
25,327	PVH Corporation	2,117,337

	BANKING - 11.3%
65,520	Bank of America Corporation	1,878,458
47,160	Citigroup, Inc.	1,947,236
66,578	Columbia Banking System, Inc.	1,363,517
81,000	FNB Corporation	942,030
19,545	JPMorgan Chase & Company	2,860,020
43,583	Wells Fargo & Company	1,799,542
		10,790,803
	BIOTECH & PHARMA - 12.3%
16,275	AbbVie, Inc.	2,391,774
9,887	Amgen, Inc.	2,534,434
4,504	Biogen, Inc.(a)	1,204,189
25,700	Pacira BioSciences, Inc.(a)	907,210
57,166	Pfizer, Inc.	2,022,533
21,500	Sage Therapeutics, Inc.(a)	430,000
40,706	Sanofi - ADR	2,164,745
		11,654,885
	DIVERSIFIED INDUSTRIALS - 2.2%
30,350	Pentair PLC	2,132,391

	ELECTRIC UTILITIES - 1.1%
33,760	Vistra Corporation	1,060,739

	FOOD - 2.0%
75,283	Pilgrim’s Pride Corporation(a)	1,894,120

	HEALTH CARE FACILITIES & SERVICES - 2.0%
31,130	Centene Corporation(a)	1,919,165

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 86.6% (Continued)
	HOME CONSTRUCTION - 2.5%
23,113	Mohawk Industries, Inc.(a)	$2,343,427

	INDUSTRIAL SUPPORT SERVICES - 3.1%
18,383	WESCO International, Inc.	2,975,289

	INSURANCE - 6.2%
59,840	CNO Financial Group, Inc.	1,400,256
28,480	Hartford Financial Services Group, Inc. (The)	2,045,434
38,347	MetLife, Inc.	2,428,899
		5,874,589
	LEISURE FACILITIES & SERVICES - 1.0%
34,788	Bloomin’ Brands, Inc.	976,151

	LEISURE PRODUCTS - 1.2%
15,155	Hasbro, Inc.	1,091,160

	MACHINERY - 1.2%
18,804	Terex Corporation	1,139,710

	MEDICAL EQUIPMENT & DEVICES - 2.5%
20,327	Zimmer Biomet Holdings, Inc.	2,421,352

	METALS & MINING - 3.8%
86,876	Alamos Gold, Inc., Class A	1,115,488
320,772	B2Gold Corporation	991,185
37,103	Freeport-McMoRan, Inc.	1,480,781
		3,587,454
	OIL & GAS PRODUCERS - 13.8%
51,872	Coterra Energy, Inc.	1,462,272
31,320	EQT Corporation	1,353,650
73,851	Marathon Oil Corporation	1,945,974
9,985	Marathon Petroleum Corporation	1,425,558
42,610	Northern Oil and Gas, Inc.	1,782,376
35,410	Range Resources Corporation	1,146,576

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares				Fair Value
	COMMON STOCKS — 86.6% (Continued)
	OIL & GAS PRODUCERS - 13.8% (Continued)
177,750	Southwestern Energy Company(a)			$1,205,145
82,579	Suncor Energy, Inc.			2,797,777
				13,119,328
	SEMICONDUCTORS - 5.2%
15,470	Advanced Micro Devices, Inc.(a)			1,635,488
44,104	Intel Corporation			1,549,815
13,440	Marvell Technology, Inc.			782,880
17,771	Silicon Motion Technology Corporation - ADR			965,143
				4,933,326
	SOFTWARE - 2.1%
7,296	Check Point Software Technologies Ltd.(a)			981,969
26,041	Open Text Corporation			1,048,411
				2,030,380
	STEEL - 2.8%
47,103	Commercial Metals Company			2,651,428

	TECHNOLOGY HARDWARE - 5.0%
82,420	NCR Corporation(a)			2,535,240
29,019	NetApp, Inc.			2,225,757
				4,760,997
	TRANSPORTATION EQUIPMENT - 1.7%
19,661	PACCAR, Inc.			1,617,904

	TOTAL COMMON STOCKS (Cost $70,612,228)			82,421,293

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 5.2%
	U.S. TREASURY BILLS — 5.2%
5,000,000	United States Treasury Bill(b)	5.1300	10/03/23	4,976,481

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,977,133)			4,976,481

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.0% (d)
	PUT OPTIONS PURCHASED - 0.0%(d)
40	General Electric Company	JEF	12/15/2023	$105	$420,000	$9,440
24	SPDR S&P 500 ETF Trust	JEF	12/15/2023	415	996,000	9,000
50	SPDR S&P 500 ETF Trust	JEF	01/19/2024	400	2,000,000	19,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $68,949)					37,440

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $68,949)					37,440

	TOTAL INVESTMENTS - 91.8% (Cost $75,658,310)					$87,435,214
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $269,284)					(317,785)
	PUT OPTIONS WRITTEN - 0.0% (Proceeds - $215,698)					(10,381)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.5%					8,134,504
	NET ASSETS - 100.0%					$95,241,552

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.3)%
	CALL OPTIONS WRITTEN- (0.3)%
44	Advanced Micro Devices, Inc.	JEF	10/20/2023	$110	$484,000	$21,340
120	Commercial Metals Company	JEF	01/19/2024	60	720,000	37,200
105	EQT Corporation	JEF	01/19/2024	50	525,000	17,115
90	Pentair Plc	JEF	11/17/2023	73	652,500	22,275
22	SPDR S&P 500 ETF Trust	JEF	12/15/2023	450	990,000	35,750
200	Suncor Energy, Inc.	JEF	01/19/2024	37	740,000	25,400
97	Terex Corporation	JEF	10/20/2023	50	485,000	108,155
31	WESCO International, Inc.	JEF	11/17/2023	155	480,500	50,375
35	Zimmer Biomet Holdings, Inc.	JEF	09/15/2023	140	490,000	175
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $269,284)					317,785

	PUT OPTIONS WRITTEN - 0.0%(e)
210	Marathon Oil Corporation	JEF	09/15/2023	$23	$483,000	$630
138	Marvell Technology, Inc.	JEF	09/15/2023	35	483,000	138
81	NetApp, Inc.	JEF	09/15/2023	60	486,000	405
173	Northern Oil and Gas, Inc.	JEF	09/15/2023	28	484,400	433
210	Range Resources Corporation	JEF	09/15/2023	23	483,000	1,575
150	Truist Financial Corporation	JEF	09/15/2023	30	450,000	7,200
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $215,698)					10,381

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $484,982)					$328,166

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (9.9)%
	EQUITY - (9.9)%
(17,780)	iShares Russell 1000 ETF	$(4,405,706)
(2,800)	iShares Russell 2000 ETF	(528,108)
(7,980)	iShares Russell 3000 ETF	(2,061,633)
(5,350)	SPDR S&P 500 ETF Trust	(2,409,373)
		(9,404,820)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $9,545,003)	$(9,404,820)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

JEF	- Jefferies

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to less than 0.1%.

(e)	Percentage rounds to greater than (0.1%).

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2023

	Easterly Snow		Easterly Snow
	Small Cap Value		Long/Short
	Fund		Opportunity Fund
Assets:
Total Investments, at cost	$18,175,902		$75,658,310
Total Investments, at value	$21,190,282		$87,435,214
Cash	1,302,514		7,338,539
Deposit at Broker	—		9,174,993
Cash Collateral Held at Custodian	—		795,393
Interest and dividends receivable	54,273		347,253
Prepaid expenses and other assets	30,170		28,635
Total Assets	22,577,239		105,120,027

Liabilities:
Options Written (premiums received $0 and $484,982)	—		328,166
Securities sold short (proceeds $0 and $9,545,003)	—		9,404,820
Payable for fund shares redeemed	21,761		4,407
Administration fees payable	10,088		15,616
Payable to manager	2,661		54,887
Trustee fees payable	7,062		8,817
Payable for distribution (12b-1) fees	4,797		24,284
Compliance officer fees payable	626		638
Accrued expenses and other liabilities	22,994		36,840
Total Liabilities	69,989		9,878,475

Net Assets	$22,507,250		$95,241,552

Net Assets:
Paid in capital	$22,250,847		$79,960,938
Accumulated earnings	256,403		15,280,614
Net Assets	$22,507,250		$95,241,552

Net Asset Value Per Share
Class A
Net Assets	$10,221,131		$48,922,588
Shares of beneficial interest outstanding	204,994		1,558,044
Net asset value	$49.86		$31.40
Offering price per share (maximum sales charge of 5.75%)	$52.90		$33.32

Class C
Net Assets	$1,245,619		$2,736,343
Shares of beneficial interest outstanding	27,632		93,558
Net asset value/offering price per share (b)	$45.08		$29.25

Class I
Net Assets	$11,040,448		$43,582,584
Shares of beneficial interest outstanding	214,455		1,371,902
Net asset value/offering/redemption price per share	$51.48		$31.77

Class R6
Net Assets	$52		$37
Shares of beneficial interest outstanding	1		1
Net asset value/offering/redemption price per share	$51.58	(a)	$31.76	(a)

(a)	Doesn’t recalculate due to rounding.

(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2023

	Easterly Snow	Easterly Snow
	Small Cap Value	Long/Short
	Fund	Opportunity Fund
Investment Income:
Dividend income	$272,031	$1,298,536
Interest income	31,553	438,865
Less: Foreign withholding taxes	(986)	(25,169)
Total Investment Income	302,598	1,712,232

Operating Expenses:
Management fees	113,976	385,743
Distribution (12b-1) fees
Class A Shares	11,945	60,886
Class C Shares	7,505	13,396
Dividend expenses	—	49,078
Legal fees	27,391	25,481
Shareholder servicing fees	10,482	27,751
Registration fees	29,752	26,272
Administration fees	11,525	34,567
Transfer Agent fees	14,635	14,371
Trustees’ fees	12,114	10,796
Custodian fees	11,778	12,531
Audit fees	7,562	9,577
Printing and postage expenses	3,607	7,840
Compliance officer fees	4,033	4,033
Insurance expenses	800	2,860
Miscellaneous expenses	1,951	1,899
Total Operating Expenses	269,056	687,081

Less: Expenses waived	(99,828)	—
Total Waivers	(99,828)	—

Net Operating Expenses	169,228	687,081

Net Investment Income	133,370	1,025,151

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Investments and Foreign currency transactions	(216,086)	1,695,426
Short Sales	—	(236,825)
Options Purchased	—	(117,804)
Options Written	—	405,220
Net realized gain/(loss)	(216,086)	1,746,017

Net change in unrealized appreciation/(depreciation) on:
Investments and Foreign currency translations	965,895	(755,359)
Short Sales	—	(811,813)
Options Purchased	—	3,046
Options Written	—	(149,519)
Net change in unrealized appreciation/(depreciation)	965,895	(1,713,645)

Net Realized and Unrealized Gain on Investments:	749,809	32,372

Net Increase in Net Assets Resulting From Operations	$883,179	$1,057,523

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Easterly Snow Small Cap Value Fund		Easterly Snow Long/Short Opportunity Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	August 31, 2023	February 28, 2023	August 31, 2023	February 28, 2023
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$133,370	$58,662	$1,025,151	$1,206,588
Net realized gain/(loss) on investments	(216,086)	(990,070)	1,746,017	47,649
Net change in unrealized appreciation/(depreciation) on investments	965,895	1,066,937	(1,713,645)	(1,949,209)
Net increase/(decrease) in net assets resulting from operations	883,179	135,529	1,057,523	(694,972)

Distributions to Shareholders:
Total Distributions:
Class I	—	—	—	(2,963,119)
Class A	—	—	—	(3,142,717)
Class C	—	—	—	(174,207)
Class R6	—	—	—	(2)
Total Dividends and Distributions to Shareholders	—	—	—	(6,280,045)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	1,776,990	6,971,333	712,721	1,034,109
Class A	26,917	97,796	67,474	2,584,159
Class C	3,000	593,628	25	1,029
Class R6	—	—	—	—
Reinvestment of dividends and distributions
Class I	—	—	—	2,432,241
Class A	—	—	—	923,263
Class C	—	—	—	165,874
Class R6	—	—	—	2
Cost of shares redeemed
Class I	(7,039,547)	(1,844,443)	(4,476,487)	(1,614,637)
Class A	(36,396)	(307,902)	(2,222,995)	(1,523,432)
Class C	(758,445)	(235,843)	(37,739)	(344,251)
Class R6	—	—	—	—
Net increase/(decrease) in net assets from share transactions of beneficial interest	(6,027,481)	5,274,569	(5,957,001)	3,658,357

Total Increase/(Decrease) in Net Assets	(5,144,302)	5,410,098	(4,899,478)	(3,316,660)

Net Assets:
Beginning of year/period	27,651,552	22,241,454	100,141,030	103,457,690
End of year/period	$22,507,250	$27,651,552	$95,241,552	$100,141,030

Share Activity
Shares sold
Class I	38,207	148,132	23,853	32,738
Class A	600	2,259	2,323	86,074
Class C	69	14,824	1	35
Class R6	—	—	—	—
Shares Reinvested
Class I	—	—	—	81,021
Class A	—	—	—	31,065
Class C	—	—	—	5,960
Class R6	—	—	—	—
Shares redeemed
Class I	(152,969)	(40,837)	(144,017)	(51,544)
Class A	(735)	(6,647)	(73,813)	(48,398)
Class C	(17,768)	(5,827)	(1,335)	(11,627)
Class R6	—	—	—	—
Net increase/(decrease) in shares of beneficial interest	(132,596)	111,904	(192,988)	125,324

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Small Cap Value Fund
	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		February 28,		February 28,	February 28,	February 29,	February 28,
	2023		2023		2022	2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$47.21		$47.22		$44.01	$26.39	$31.57	$32.36
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.24		0.10		(0.14)	0.09	0.01	(0.06)
Net realized and unrealized gain (loss)	2.41		(0.11)		3.36	17.53	(5.19)	(0.73)
Total from investment operations	2.65		(0.01)		3.22	17.62	(5.18)	(0.79)
Dividends and Distributions:
Dividends from net investment income	—		—		(0.01)	—	—	—
Total dividends and distributions	—		—		(0.01)	—	—	—

Redemption Fees	—		—		0.00 *	—	—	—

Net Asset Value, End of Year/Period	$49.86		$47.21		$47.22	$44.01	$26.39	$31.57
Total Return**	5.61	% (6),(7)	(0.02	)% (6)	7.32%	66.81%	(16.41)%	(2.44)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10,221		$9,683		$9,893	$9,223	$10,071	$12,948
Ratio of gross operating expenses to average net assets including interest expense (2,3)	2.34	% (8)	2.45%		2.39%	3.82%	2.41%	2.14%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.50	% (8)	1.50%		1.50%	1.51%	1.51%	1.50%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	0.21	% (8)	(0.71)%		(1.18)%	(2.00)%	(0.90)%	(0.83)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	1.04	% (8)	0.22%		(0.30)%	0.30%	0.02%	(0.19)%
Portfolio Turnover Rate	30	% (7)	38%		62%	86%	44%	52%

	Easterly Snow Small Cap Value Fund
	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		February 28,		February 28,	February 28,	February 28,	February 28,
	2023		2023		2022	2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$42.84		$43.17		$40.54	$24.48	$29.51	$30.48
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.05		(0.22)		(0.46)	(0.10)	(0.21)	(0.29)
Net realized and unrealized gain (loss)	2.19		(0.11)		3.09	16.16	(4.82)	(0.68)
Total from investment operations	2.24		(0.33)		2.63	16.06	(5.03)	(0.97)

Redemption Fees	—		—		0.00 *	—	—	—

Net Asset Value, End of Year/Period	$45.08		$42.84		$43.17	$40.54	$24.48	$29.51
Total Return**	5.23	% (6),(7)	(0.76	)% (6)	6.49%	65.60%	(17.05)%	(3.18)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,246		$1,942		$1,569	$1,746	$2,695	$4,294
Ratio of gross operating expenses to average net assets including interest expense (2,4)	3.09	% (8)	3.20%		3.08%	4.63%	3.16%	2.89%
Ratio of net operating expenses to average net assets including interest expense (2,4)	2.25	% (8)	2.25%		2.25%	2.26%	2.26%	2.25%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	(0.60	)% (8)	(1.50)%		(1.88)%	(2.80)%	(1.64)%	(1.58)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	0.23	% (8)	(0.55)%		(1.05)%	(0.43)%	(0.73)%	0.94%
Portfolio Turnover Rate	30	% (7)	38%		62%	86%	44%	52%

*	Less than $0.005 cent per share.

**	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.34	% (8)	2.45%	2.39%	3.80%	2.40%	2.14%
Expenses, net waiver and reimbursement	1.50	% (8)	1.50%	1.50%	1.50%	1.50%	1.50%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.09	% (8)	3.20%	3.08%	4.62%	3.15%	2.89%
Expenses, net waiver and reimbursement	2.25	% (8)	2.25%	2.25%	2.25%	2.25%	2.25%

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized for periods less than one year.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Small Cap Value Fund
	Class I
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	August 31,		February 28,		February 28,		February 28,	February 29,	February 28,
	2023		2023		2022		2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$48.68		$48.57		$45.23		$27.05	$32.28	$33. .00
’ Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.30		0.20		(0.03)		0.15	0.09	0. .02
Net realized and unrealized gain (loss)	2.50		(0.09)		3.45		18.03	(5.32)	(0. .74)
Total from investment operations	2.80		0.11		3.42		18.18	(5.23)	(0. .72)
Dividends and Distributions:
Dividends from net investment income	—		—		(0.08)		—	—	—
Total dividends and distributions	—		—		(0.08)		—	—	—

Redemption Fees *	—		—		0.00		0.00	0.00	0. .00

Net Asset Value, End of Year/Period	$51.48		$48.68		$48.57		$45.23	$27.05	$32. .28
Total Return**	5.75	% (6),(8)	0.23	% (8)	7.57%		67.21%	(16.20)%	(2. .21)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$11,040		$16,026		$10,779		$7,926	$7,679	$14,839
Ratio of gross operating expenses to average net assets including interest expense (2,3)	2.08	% (7)	2.20%		2.14%		3.58%	2.16%	1. .89%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.25	% (7)	1.25%		1.25%		1.26%	1.26%	1. .25%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	0.44	% (7)	(0.50)%		(0.95)%		(1.78)%	(0.63)%	(0. .57)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	1.27	% (7)	0.45%		(0.07)%		0.54%	0.27%	0. .07%
Portfolio Turnover Rate	30	% (6)	38%		62%		86%	44%	52%

	Easterly Snow Small Cap Value Fund
	Class R6***
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	August 31,		February 28,		February 28,
	2023		2023		2022
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$48.68		$48.57		$50.04
Income (Loss) from Investment Operations:
Net investment income (1)	0.56		0.20		—
Net realized and unrealized loss	2.34		(0.09)		(1.39)
Total from investment operations	2.90		0.11		(1.39)
Dividends and Distributions:
Dividends from net investment income	—		—		(0.08)
Total dividends and distributions	—		—		(0.08)

Net Asset Value, End of Year/Period	$51.58		$48.68		$48.57

Total Return**	5.96	% (6),(8)	0.23	% (8)	(2.77	)% (6)
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$0	****	$0	****	$0	****
Ratio of gross operating expenses to average net assets excluding interest expense (2,4)	2.08	% (7)	2.20%		2.14	% (7)
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.00	% (7)	1.00%		1.00	% (7)
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	2.32	% (7)	1.65%		1.25	% (7)
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	2.33	% (7)	0.45%		(0.02	)% (7)
Portfolio Turnover Rate	30	% (6)	38%		62	% (6)

*	Less than $0.005 cent per share.

**	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

***	Class R6 commenced operations on November 4, 2021.

****	Less than 1,000.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.08	% (7)	2.20%	2.14%	3.57%	2.15%	1.88%
Expenses, net waiver and reimbursement	1.25	% (7)	1.25%	1.25%	1.25%	1.25%	1.25%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.08	% (7)	2.20%	2.14	% (7)
Expenses, net waiver and reimbursement	1.00	% (7)	1.00%	1.00	% (7)

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized for periods less than one year.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Long/Short Opportunity Fund
	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		February 28,		February 28,	February 28,	February 29,	February 28,
	2023		2023		2022	2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$31.04		$33.38		$31.48	$25.42	$26.07	$26.95
Income (Loss) from Investment Operations:
Net investment income (1)	0.31		0.36		0.17	0.16	0.27	0.31
Net realized and unrealized gain (loss)	0.05		(0.66)		4.63	6.32	(0.44)	(0.77)
Total from investment operations	0.36		(0.30)		4.80	6.48	(0.17)	(0.46)
Dividends and Distributions:
Dividends from net investment income	—		(0.16)		(0.34)	(0.42)	(0.48)	(0.42)
Distributions from realized gains	—		(1.88)		(2.56)	—	—	—
Total dividends and distributions	—		(2.04)		(2.90)	(0.42)	(0.48)	(0.42)

Net Asset Value, End of Year/Period	$31.40		$31.04		$33.38	$31.48	$25.42	$26.07

Total Return*	1.16	% (7)	(0.62	)% (6)	15.40%	25.71%	(0.85)%	(1.55)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$48,923		$50,585		$52,102	$46,551	$51,478	$64,079
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.51	% (8)	1.61%		1.65%	2.04%	1.70%	1.57%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.51	% (8)	1.58%		1.68%	2.00%	1.70%	1.57%
Ratio of net investment income before expense reimbursement to average net assets (2,5)	2.01	% (8)	1.11%		0.51%	0.59%	0.98%	1.15%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	2.02	% (8)	1.14%		0.49%	0.63%	0.98%	1.15%
Portfolio Turnover Rate	46	% (7)	58%		51%	74%	54%	38%

	Easterly Snow Long/Short Opportunity Fund
	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		February 28,		February 28,	February 28,	February 29,	February 28,
	2023		2023		2022	2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$29.02		$31.41		$29.75	$23.85	$24.36	$25.11
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.18		0.12		(0.06)	(0.03)	0.07	0.10
Net realized and unrealized gain (loss)	0.05		(0.63)		4.38	5.93	(0.44)	(0.70)
Total from investment operations	0.23		(0.51)		4.32	5.90	(0.37)	(0.60)
Dividends and Distributions:
Dividends from net investment income	—		—		(0.10)	—	(0.14)	(0.15)
Distributions from realized gains	—		(1.88)		(2.56)	—	—	—
Total dividends and distributions	—		(1.88)		(2.66)	—	(0.14)	(0.15)

Net Asset Value, End of Year/Period	$29.25		$29.02		$31.41	$29.75	$23.85	$24.36

Total Return*	0.79	% (6),(7)	(1.37)%		14.64%	24.74%	(1.58)%	(2.29)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,736		$2,754		$3,158	$3,938	$9,744	$16,735
Ratio of gross operating expenses to average net assets including interest expense (2,4)	2.25	% (8)	2.35%		2.32%	2.79%	2.45%	2.32%
Ratio of net operating expenses to average net assets including interest expense (2,4)	2.25	% (8)	2.32%		2.35%	2.75%	2.45%	2.32%
Ratio of net investment income before expense reimbursement to average net assets (2,5)	1.27	% (8)	0.36%		(0.16)%	(0.18)%	0.25%	0.40%
Ratio of net investment income after expense reimbursement to average net assets (2,5)	1.28	% (8)	0.39%		(0.18)%	(0.14)%	0.25%	0.40%
Portfolio Turnover Rate	46	% (7)	58%		51%	74%	54%	38%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.41	% (8)	1.48%	1.45%	1.59%	1.41%	1.41%
Expenses, net waiver and reimbursement	1.41	% (8)	1.45%	1.48%	1.55%	1.41%	1.41%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.16	% (8)	2.22%	2.10%	2.34%	2.16%	2.16%
Expenses, net waiver and reimbursement	2.16	% (8)	2.19%	2.13%	2.30%	2.16%	2.16%

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized for periods less than one year.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Long/Short Opportunity Fund
	Class I
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	August 31,		February 28,		February 28,		February 28,	February 29,	February 28,
	2023		2023		2022		2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$31.37		$33.71		$31.76		$25.68	$26.34	$27.24
Income (Loss) from Investment Operations:
Net investment income (1)	0.35		0.44		0.25		0.22	0.34	0.37
Net realized and gain (loss)	0.05		(0.66)		4.69		6.39	(0.44)	(0.78)
Total from investment operations	0.40		(0.22)		4.94		6.61	(0.10)	(0.41)
Dividends and Distributions:
Dividends from net investment income	—		(0.24)		(0.43)		(0.53)	(0.56)	(0.49)
Distributions from realized gains	—		(1.88)		(2.56)		—	—	—
Total dividends and distributions	—		(2.12)		(2.99)		(0.53)	(0.56)	(0.49)

Net Asset Value, End of Year/Period	$31.77		$31.37		$33.71		$31.76	$25.68	$26.34

Total Return*	1.28	% (5)	(0.36	)% (8)	15.69%		26.00%	(0.60)%	(1.30)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$43,583		$46,802		$48,198		$45,372	$44,559	$70,730
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.26	% (6)	1.36%		1.41%		1.79%	1.45%	1.32%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.26	% (6)	1.33%		1.44%		1.75%	1.45%	1.32%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,7)	2.26	% (6)	1.36%		0.75%		0.79%	1.24%	1.40%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	2.27	% (6)	1.39%		0.72%		0.83%	1.24%	1.40%
Portfolio Turnover Rate	46	% (5)	58%		51%		74%	54%	38%

	Easterly Snow Long/Short Opportunity Fund
	Class R6**
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	August 31,		February 28,		February 28,
	2023		2023		2022
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$31.37		$33.71		$35.83
Income (Loss) from Investment Operations:
Net investment income (1)	0.38		0.44		0.12
Net realized and gain (loss)	0.01		(0.66)		0.75
Total from investment operations	0.39		(0.22)		0.87
Dividends and Distributions:
Dividends from net investment income	—		(0.24)		(0.43)
Distributions from realized gains	—		(1.88)		(2.56)
Total dividends and distributions	—		(2.12)		(2.99)

Net Asset Value, End of Year/Period	$31.76		$31.37		$33.71

Total Return*	1.24	% (5),(8)	(0.36	)% (8)	2.55	% (5)
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$0	***	$0	***	$0	***
Ratio of gross operating expenses to average net assets including interest expense (2,4)	1.26	% (6)	1.36%		1.41	% (6)
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.10	% (6)	1.13%		1.23	% (6)
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,7)	2.43	% (6)	2.25%		1.49	% (6)
Ratio of net investment income after expense reimbursement to average net assets (2,7)	2.43	% (6)	1.77%		1.05	% (6)
Portfolio Turnover Rate	46	% (5)	58%		51	% (5)

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	R6 commenced operations on November 4, 2021.

***	Less than 1,000.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.16	% (6)	1.23%	1.18%	1.34%	1.16%	1.16%
Expenses, net waiver and reimbursement	1.16	% (6)	1.20%	1.21%	1.30%	1.16%	1.16%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.16	% (6)	1.23%	1.18	% (6)
Expenses, net waiver and reimbursement	1.00	% (6)	1.00%	1.00	% (6)

(5)	Not annualized.

(6)	Annualized for periods less than one year.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2023 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) was organized on September 21, 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of five series. These financial statements include the following two diversified series:

Fund Name	Investment Objective
Easterly Snow Small Cap Value Fund	Long Term Capital Appreciation
Easterly Snow Long/Short Opportunity Fund	Long Term Capital Appreciation and protection of investment principal

Currently, Easterly Snow Small Cap Value Fund and Easterly Snow Long/Short Opportunity Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing services, and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2023 (Unaudited) (Continued)

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2023, for the Fund’ assets and liabilities measured at fair value:

Small Cap Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$21,190,282	$—	$—	$21,190,282
Total	$21,190,282	$—	$—	$21,190,282

Long/Short Opportunity

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$82,421,293	$—	$—	$82,421,293
Short-Term Investments	4,976,481		—	4,976,481
Total	$87,397,774	$—	$—	$87,397,774
Asset Derivatives
Put Options Purchased	$—	$37,440	$—	$37,440
Total Assets	$87,397,774	$37,440	$—	$87,435,214
Liability Derivatives
Call Options Written	$—	$317,785	$—	$317,785
Put Options Written	—	10,381	—	10,381
Exchange Traded Funds	9,404,820	—	—	9,404,820
Total Liabilities	$9,404,820	$328,166	$—	$9,732,986

There were no level 3 securities held during the period.

*	Refer to the Schedules of Investments for industry or category classifications.

(b)	Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 28, 2021 through February 28, 2023 or expected to be taken in the Funds’ February 28, 2024 year-end tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, New York and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended August 31, 2023, the Funds did not incur any interest or penalties.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2023 (Unaudited) (Continued)

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

	Income	Capital
Fund	Dividends	Gains
Easterly Snow Small Cap Value	Annually	Annually
Easterly Snow Long/Short Opportunity	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2023 (Unaudited) (Continued)

unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Investment Partners LLC monthly by each Fund and are computed daily as shown in the table below.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Funds, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through June 30, 2024.

							Management
							Fee Waived/
	Management	Expenses Limitation					Expenses Reimbursed	Management Fee
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 8/31/2023	Recaptured
Small Cap Value	0.95%	1.50%	2.25%	1.25%	1.00%	6/30/2024	$99,828	—
Long/Short Opportunity	0.80%	1.55%	2.30%	1.30%	1.00%	6/30/2024	—	—

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	2/28/2024	2/28/2025	2/28/2026
Small Cap Value	$—	$136,896	$199,708
Long/Short Opportunity	—	—	—

Expenses waived prior to July 1, 2022, are not recaptured by Easterly Investment Partners LLC.

(c) Ultimus Fund Distributors, LLC (“UFD”) is the Trust’s Distributor. The Trust with respect to the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Funds. The Plan provides that the Fund will pay UFD and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Funds’ Class C shares. During the six months ended August 31, 2023, pursuant to the Plan, Class A and Class C shares paid the amounts of:

Fund	Class A	Class C
Small Cap Value	$11,945	$7,505
Long/Short Opportunity	60,886	13,396

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2023 (Unaudited) (Continued)

For the six months ended August 31, 2023, UFD received and retained sales charges on sales of the Funds’ Class A and Class C shares.

	Received		Retained
Fund	Class A	Class C	Class A	Class C
Small Cap Value	$—	$30	$—	$—
Long/Short Opportunity	370	—	49	—

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended August 31, 2023, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Small Cap Value	$6,824,651	$13,023,087
Long/Short Opportunity	39,298,594	44,325,826

(b) Other Investment Companies or Exchange Traded Funds – The Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or exchange traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(c) Options Contracts – Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2023 (Unaudited) (Continued)

transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) The Easterly Long/Short Opportunity Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as dividend or interest expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at August 31, 2023, were as follows:

			Location of derivatives on	Fair value of asset/liability
Fund	Derivative	Risk Type	Statements of Assets and Liabilities	derivatives
Long/Short Opportunity
	Put options purchased	Equity	Investments in securities, at value	37,440
	Call options written	Equity	Options written	(317,785)
	Put options written	Equity	Options written	(10,381)
			Totals	$(290,726)

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023, were as follows:

				Realized and unrealized gain
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
Long/Short Opportunity
	Option Contracts
		Net realized loss on options purchased	Equity	$(117,804)
		Net realized gain on options written	Equity	405,220
		Net change in unrealized appreciation on options purchased	Equity	3,046
		Net change in unrealized depreciation on options written	Equity	(149,519)
				$140,943

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2023 (Unaudited) (Continued)

The average notional value of the derivative instruments for the Easterly Long/Short Opportunity during the six months ended August 31, 2023, was as follows:

Options Purchased	Options Written
$3,400,000	$10,104,850

The Fund is not subject to any Master Netting Arrangements, therefore the Fund did not offset any assets or liabilities.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
	Cost for	Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Purposes	Appreciation	Depreciation	(Depreciation)
Small Cap Value	$18,258,637	$3,420,169	$(488,524)	$2,931,645
Long/Short Opportunity	65,780,313	13,231,258	(1,309,343)	11,921,915

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended February 28, 2023, and February 28, 2022, was as follows:

	For the year ended February 28, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Small Cap Value	$—	$—	$—	$—
Long/Short Opportunity	1,082,299	5,197,746	—	6,280,045

	For the year ended February 28, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Small Cap Value	$22,068	$—	$114	$22,182
Long/Short Opportunity	3,648,347	4,840,158	—	8,488,505

As of February 28, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Small Cap Value	$33,744	$—	$(19,316)	$(2,606,950)	$—	$1,965,746	$(626,776)
Long/Short Opportunity	588,045	—	—	—	—	13,635,046	14,223,091

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Easterly Snow Small Cap Value Fund incurred and elected to defer such capital losses of $19,316.

At February 28, 2023, the Easterly Snow Small Cap Value Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

				CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Small Cap Value	$1,106,985	$1,499,965	$2,606,950	$—
Long/Short Opportunity	—	—	—	—

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2023 (Unaudited) (Continued)

Permanent book and tax differences, primarily attributable to the use of equalization resulted in reclassifications for the Easterly Snow Small Cap Value Fund for the fiscal year ended February 28, 2023, as follows:

		Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Small Cap Value	$—	$—
Long/Short Opportunity	142,808	(142,808)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of August 31, 2023, the shareholders that own 25% or more of the voting securities are as follows:

		Long/Short
Owner	Small Cap Value	Opportunity
Merrill Lynch	42.3%	42.7%

7.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Effective October 2, 2023, the Board of Trustees of the James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Trust”) has approved a change of the distributor for each of the Funds. Easterly Securities LLC is replacing Ultimus Fund Distributors, LLC as the distributor for each Fund.

EASTERLY FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023 through August 31, 2023.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 03/01/2023	Value - 08/31/2023	03/01/2023-08/31/2023*	[Annualized]
Actual Expenses
Easterly Snow Small Cap Value - Class A	$1,000.00	$1,056.60	$7.75	1.50%
Easterly Snow Small Cap Value - Class C	1,000.00	1,052.50	11.61	2.25%
Easterly Snow Small Cap Value - Class I	1,000.00	1,057.70	6.47	1.25%
Easterly Snow Small Cap Value - Class R6	1,000.00	1,057.70	5.17	1.00%
Easterly Snow Long/Short Opportunity - Class A	1,000.00	1,011.60	7.64	1.51%
Easterly Snow Long/Short Opportunity - Class C	1,000.00	1,007.60	11.35	2.25%
Easterly Snow Long/Short Opportunity - Class I	1,000.00	1,012.80	6.37	1.26%
Easterly Snow Long/Short Opportunity - Class R6	1,000.00	1,012.80	5.57	1.10%

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 03/01/2023	Value - 08/31/2023	03/01/2023-08/31/2023*	[Annualized]
[5% Return Before Expenses]
Easterly Snow Small Cap Value - Class A	$1,000.00	$1,017.60	$7.61	1.50%
Easterly Snow Small Cap Value - Class C	1,000.00	1,013.83	11.39	2.25%
Easterly Snow Small Cap Value - Class I	1,000.00	1,018.85	6.34	1.25%
Easterly Snow Small Cap Value - Class R6	1,000.00	1,020.11	5.08	1.00%
Easterly Snow Long/Short Opportunity - Class A	1,000.00	1,017.55	7.66	1.51%
Easterly Snow Long/Short Opportunity - Class C	1,000.00	1,013.83	11.39	2.25%
Easterly Snow Long/Short Opportunity - Class I	1,000.00	1,018.80	6.39	1.26%
Easterly Snow Long/Short Opportunity - Class R6	1,000.00	1,019.61	5.58	1.10%

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (184) divided by the number of days in the fiscal year (366).

SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended August 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

EASTERLY FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Board of Trustees (the “Board”) Meeting of July 25, 2023

On July 25, 2023, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware business trust, met to consider, among other things, (i) the renewal of the investment management agreements between the Trust, on behalf of the Easterly Snow Long/Short Opportunity Fund (“Long/Short Fund”) and Easterly Snow Small Cap Value Fund (“Small Cap Fund”) (each a “Fund” and collectively the “Funds”), and Easterly Investment Partners, LLC (“EIP”) (the “Snow Management Agreements”).

In the course of consideration of the approval of the Snow Management Agreements, the Independent Trustees received materials discussing the legal standards applicable to their consideration of the Snow Management Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of EIP.

In considering the renewal of the Snow Management Agreements and reaching their conclusion with respect to the Snow Management Agreements, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Funds; (ii) information comparing the investment performance, advisory fees and operating expense ratio of each Fund to other funds; (iii) information about profits to be realized by EIP and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Funds’ investors.

As part of the contract renewal process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from EIP. The Board also took into account information provided to the Board throughout the year in considering whether to approve each Investment Management Agreement. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by EIP’s presentation. After evaluating the factors discussed below, among others, the Board approved the renewal of the Snow Management Agreements and determined that the compensation payable thereunder by each Fund to EIP is fair and reasonable.

Nature, Extent and Quality of Services. In considering the renewal of the Snow Management Agreements with EIP, the Board considered the nature, extent and quality of services that EIP provided to the Long/Short Fund and Small Cap Fund, including EIP’s personnel and resources. The Board reviewed the services EIP provided in serving as investment adviser and the backgrounds of the personnel providing services to the Long/Short Fund and Small Cap Fund, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged EIP’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation. The Board also considered EIP’s financial position, noting EIP’s financial commitment to the Small Cap Fund. The Board concluded that the services EIP provided were satisfactory.

EASTERLY FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Performance. The Board reviewed performance information that EIP provided for the Long/Short Fund and Small Cap Fund to the performance of: (a) funds in a peer universe (the “Peer Group”) (which is comprised of the funds in a Fund’s Morningstar category); and (b) a benchmark index (the “Benchmark Index”) for the month-to-date, quarter-to-date, year-to-date, and one-, three-, five- and ten-year periods, ended May 31, 2023, as applicable. The Board also received information on the construction of each Fund’s Peer Group.

Long/Short Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (Russell 3000 Value Index and 70% Russell 3000 Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the month-to-date, quarter-to-date, year-to-date, and one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund was satisfactory.

Small Cap Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Russell 2000 Value Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the month-to-date, quarter-to-date, year- to-date, and one-, three-, five-year, and 10-year periods. The Board concluded that the performance of the Fund was satisfactory.

Advisory Fees and Fund Expenses. The Board reviewed each Fund’s contractual advisory fee and expense ratio taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group. The Board noted that EIP had entered into an operating and expense limitation agreement (“OELA”) to waive fees and/or limit expenses of the Long/Short Fund and Small Cap Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each share class of the Funds. The Board also considered the extent to which EIP waives management fees and/or reimburses expenses for a Fund and its share classes, including the basis for EIP’s determination that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Fund. The Board discussed the level of work involved in EIP’s management and oversight of the Funds, and the other services that EIP provided to the Funds. The Board considered the nature and scope of the services provided by EIP, including the supervision of outside service providers. At the Independent Trustees’ request, management discussed factors contributing to the Small Cap Fund’s management fee and total expenses as compared to its Peer Group. The Trustees noted that the Small Cap Fund outperformed its Peer Group and Benchmark Index for all time periods and the Small Cap Fund was not profitable for EIP at the current asset levels. In light of the nature, quality and extent of services EIP provided and the Funds’ performance, the Board concluded that each Fund’s advisory fee was fair and reasonable.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Long/Short Fund and Small Cap Fund, and the extent to which such economies of scale are shared with the Funds. The Board noted that EIP had indicated its willingness to discuss the matter of breakpoints with the Board as each Fund increased its assets. The Board noted that the Funds may also benefit from economies of scale through initial fee setting and fee waivers and expense reimbursements. The Board agreed that in light of the OELA, which effectively protected shareholders from high expenses despite lower asset levels, and EIP’s willingness to consider breakpoints as each Fund reached higher asset levels, the absence of breakpoints was acceptable.

EASTERLY FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Profitability. The Board reviewed the profitability of EIP with respect to Long/Short Fund and Small Cap Fund on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that EIP earned a profit from the Long/Short Fund and experienced a loss from the Small Cap Fund, in each case without considering marketing related costs. The Board concluded that the profitability of EIP in connection with the management of the Long/Short Fund and Small Cap Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Long/Short Fund and Small Cap Fund, EIP, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by EIP as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Snow Management Agreements are fair and reasonable, and that the continuance of the Snow Management Agreements be approved.

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust dba Easterly Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust dba Easterly Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust dba Easterly Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust dba Easterly Funds Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    James Alpha Funds Trust dba Easterly Funds Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust dba Easterly Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-814-8180 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

EASTERLYSNOW-SAR23

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Alpha Funds Trust

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 11/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 11/6/23

By (Signature and Title)

* /s/ Michael Montague

Michael Montague, Treasurer and Principal Financial Officer

Date 11/6/23

* Print the name and title of each signing officer under his or her signature.